Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Non Cash Transactions [Abstract]
Summary of Significant Non-cash Activities
(1)	Significant non-cash transactions for the years ended December 31, 2020, 2021, and 2022 are as follows:

Transactions		2020	2021	2022
		In millions of won
Transfer from construction-in-progress to other assets	￦	10,189,527	12,902,589	13,723,972
Recognition of asset retirement cost and related provision for decommissioning costs		895,507	2,356,805	3,497,866
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		395,921	455,401	417,687
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities		9,237,883	11,109,271	13,838,578
Transfer from inventory to stored nuclear fuel		1,055,974	908,842	738,720
Transfer of right-of-use assets due to change in accounting policy and others		291,334	78,213	197,016

Summary of Changes in Liabilities Incurred From Financing Activities
(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2021, and 2022 are as follows:

		2021
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	69,724,581	9,653,394	—	1,151,538	80,529,513
Lease liabilities		4,621,096	(572,036)	73,090	288,353	4,410,503

	￦	74,345,677	9,081,358	73,090	1,439,891	84,940,016

		2022
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	80,529,513	39,193,815	—	882,037	120,605,365
Lease liabilities		4,410,503	(562,647)	109,019	206,268	4,163,143

	￦	84,940,016	38,631,168	109,019	1,088,305	124,768,508